ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Trade payables	76.0	59.5
Accrued payroll and related liabilities	27.5	34.5
Accrued interest	5.3	5.4
Accrued benefit obligation - pension plan (note 16)	8.2	8.2
Accrued benefit obligation - other employee future benefit plans (note 16)	6.5	6.1
Restructuring (note 20)	0.2	0.7
Payables related to capital projects	3.8	1.8
Environmental and remedial	0.9	0.3
Derivative liabilities	2.0	0
Other	6.9	3.2
Accounts Payable and Accrued Liabilities, Current	137.3	119.7	113.8	97.5